Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2013
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Carrying Amount of Goodwill for Company's Reportable Segment

The carrying amount of goodwill for the years ended December 31, 2013 and 2012, for the Company’s reportable segments are as follows:

	Shuttle Tanker and FSO Segment $	Liquefied Gas Segment $	Total $
Balance as of December 31, 2012 and 2013	130,908	35,631	166,539

Summary of Intangible Assets

As at December 31, 2013, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	316,684	(209,786)	106,898
Other intangible assets	1,280	(280)	1,000

	317,964	(210,066)	107,898

As at December 31, 2012 the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	316,684	(191,587)	125,097
Other intangible assets	1,280	(241)	1,039

	317,964	(191,828)	126,136